Operations by Business Segment and Geographic Area - Non-Operating (Income ) Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Corporate general and administrative expense
Non-Operating Income (Expense)
Non-operating income (expenses)	$ 6	$ (1)	$ 7